                                     [Logo]

                                  ANNUAL REPORT


                               OCTOBER 31, 1995

                   [ ] WARBURG PINCUS MANAGED BOND TRUST --

                       WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND

A prospectus containing more complete information, including management fees and expenses, may be obtained by calling 1-800-257-5614 or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030. Investors should read the prospectus carefully before investing.

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
--------------------------------------------------------------------------------

Dear Shareholder:                                               December 8, 1995

     The primary investment objective of Warburg Pincus Managed Bond Trust -- Warburg Pincus Short-Term Tax-Advantaged Bond Fund (the 'Fund') is maximum income after the effects of federal income taxes, with capital appreciation as a secondary objective. The Fund pursues its objectives by investing primarily in taxable and tax-exempt debt instruments.

     For the 12 months ended October 31, 1995, the Fund's Institutional Shares gained 4.75%, vs. gains of 6.01% in the Lehman Brothers 1 Year Municipal Bond Index. The Fund's 30-day annualized SEC yield as of October 31, 1995 was 4.68%. Its total net assets were $25,205,808.

     The Fund was created to provide corporate treasury managers and other institutional investors in high federal tax brackets with potentially greater after-tax total returns than would otherwise be available from a portfolio consisting solely of taxable or tax-exempt securities.

     At the close of the reporting period, the Fund held the bulk of its portfolio (90.6%) in a diversified selection of municipal issues, with the remainder in liquid assets.

     The average maturity of the Fund will not exceed three years, and no single security held in the portfolio will have a remaining maturity of greater than five years. Although longer-term securities often provide higher yields, they are subject to greater volatility in price and more risk of capital loss than shorter-term securities.

     The Fund will vary the portion of its assets invested in taxable and tax-exempt securities so that it may seek out and take advantage of the higher after-tax yields available on taxable issues at certain times.

Sharon B. Parente                        M. Anthony E. van Daalen
Co-Portfolio Manager                     Co-Portfolio Manager

2
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN SHARES OF WARBURG PINCUS MANAGED BOND
                            TRUST -- WARBURG PINCUS
   SHORT-TERM TAX-ADVANTAGED BOND FUND SINCE INCEPTION AS OF OCTOBER 31, 1995

     The graph below illustrates the hypothetical investment of $10,000 in each of the Institutional and Gamma Shares of Warburg Pincus Managed Bond Trust -- Warburg Pincus Short-Term Tax-Advantaged Bond Fund (the 'Fund') from September 30, 1994 (inception) to October 31, 1995, assuming the reinvestment of dividends and capital gains at net asset value, compared to the Lehman Brothers 1 Year Municipal Bond Index ('Lehman')* for the same time period.

     Performance of the Gamma Shares of the Fund will be less than the line shown because of the shareholder servicing and distribution fees paid by Gamma Shareholders.


                          [PERFORMANCE GRAPH]


                                                           Average Annual Total
                                                           Returns for periods
                                                             ending 10/31/95
                                                          ----------------------
                                                                  1 year
                                                          ----------------------
                                                          Institutional   Gamma
                 Institutional    Lehman      Gamma           Shares      Shares

 9/30/94.........    10000.0      10000.0    10000.0           4.75%       4.38%
10/31/94.........    10015.0      10002.0    10031.0
10/31/95.........    10491.0      10603.0    10471.0           Since Inception
                                                                  (09/30/94)
                                                          ---------------------
                                                               4.50%       4.31%

                                                                                          INSTITUTIONAL      GAMMA
                                                                                             SHARES          SHARES
                                                                                          -------------      -----
1 Year Total Return (9/30/94-9/30/95)................................................          4.53%         4.24%

     All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost. Without waivers or reimbursements of Fund expenses, average annual total returns for the periods ending 9/30/95, 10/31/95 and since inception, would have been 2.95%, 3.20%, and 2.85%, respectively, for the Institutional Shares, and 2.73%, 2.86% and 2.72%, respectively, for the Gamma Shares.

------------
* The Lehman Brothers 1 Year Municipal Bond Index ('Lehman') is a total return performance benchmark for the investment grade tax-exempt bond market. The index is comprised of approximately 25,000 Municipal Bonds.

                                                                               3
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
STATEMENT OF NET ASSETS
October 31, 1995
--------------------------------------------------------------------------------

                                                             RATINGS'D'
   PAR                   SECURITY DESCRIPTION                (MOODY'S/S&P) MATURITY    RATE        VALUE
----------   ---------------------------------------------   ---------    ---------   ------    -----------
MUNICIPAL BONDS (70.6%)
Arizona (4.2%)
$1,000,000   Salt River Project Arizona Agriculture
             Improvement & Power Distribution Electricity
             Systems Series A [Pre-refunded 01/01/97 @
             $102] RB                                        (Aaa/AAA)    01/01/97     7.500%   $ 1,058,750
                                                                                                -----------

Colorado (3.4%)
   800,000   City & County of Denver, Colorado
             [Pre-refunded 09/01/97 @ $101] RB               (Aaa/AAA)    09/01/97     8.300        866,000
                                                                                                -----------

Delaware (4.1%)
 1,000,000   New Castle County, Delaware GO                  (Aa/AA)      10/15/97     5.900      1,033,750
                                                                                                -----------

Florida (4.1%)
 1,000,000   Florida State Board of Education Capital
             Outlay Public Education -- Series C GO          (Aa/AA)      06/01/97     5.400      1,022,500
                                                                                                -----------

Georgia (3.5%)
   800,000   Savannah, Georgia Water & Sewer [Pre-refunded
             12/01/97 @ $102] RB                             (Aaa/AAA)    12/01/97     7.500        869,000
                                                                                                -----------

Hawaii (4.0%)
 1,000,000   Honolulu, Hawaii City & County Series One
             (FGIC Insured) GO                               (Aaa/AAA)    06/01/97     5.000      1,013,750
                                                                                                -----------

Illinois (8.1%)
 2,000,000   Illinois State Toll Highway Authority
             [Pre-refunded 01/01/96 @ $102] RB               (Aaa/A+)     01/01/96     7.375      2,051,060
                                                                                                -----------

Massachusetts (3.7%)
   900,000   Massachusetts State Series-A GO                 (A1/A+)      07/01/99     5.500        936,000
                                                                                                -----------

Michigan (4.2%)
 1,000,000   Detroit Michigan Sewage Disposal
             [Pre-refunded 07/01/97 @ $102] RB               (Nr/AAA)     07/01/97     6.750      1,062,500
                                                                                                -----------

                            See Accompanying Notes to Financial Statements.
4
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                             RATINGS'D'
   PAR                   SECURITY DESCRIPTION                (MOODY'S/S&P) MATURITY    RATE        VALUE
----------   ---------------------------------------------   ---------    ---------   ------    -----------
MUNICIPAL BONDS (cont'd)
New York (10.2%)
$1,000,000   New York State Medical Care Facilities
             Finance Agency Insured Mortgage -- Mt. Sinai
             Hospital [Pre-refunded 01/15/96 @ $102] RB      (Aaa/AAA)    01/15/96     8.875%   $ 1,029,970

   500,000   New York State Power Authority Revenue &
             General Purpose Bond Series T [Pre-refunded
             01/01/96 @ $102] RB                             (Aaa/AA-)    01/01/96     7.375        512,850

 1,000,000   New York State Urban Development Correctional
             Facilities Series B [Pre-refunded 01/01/96 @
             $102] RB                                        (Aaa/BBB)    01/01/96     8.000      1,026,640
                                                                                                -----------
                                                                                                  2,569,460
                                                                                                -----------
Pennsylvania (5.0%)
 1,250,000   Pennsylvania State Project Refunding Bonds
             2nd Series GO                                   (A1/AA-)     06/15/97     4.750      1,262,500
                                                                                                -----------
Puerto Rico (4.1%)
 1,000,000   Puerto Rico Commonwealth Public Improvement
             GO                                              (Baa1/A)     07/01/97     6.600      1,041,250
                                                                                                -----------
South Carolina (12.0%)
 1,145,000   Columbia, South Carolina Waterworks & Sewer
             Systems RB                                      (Aaa/AA)     01/01/96     6.400      1,149,832

   800,000   Piedmont, South Carolina Municipal Power
             Agency Electric [Pre-refunded 01/01/96 @
             $103] RB                                        (Aaa/AAA)    01/01/96     9.700        831,344

 1,000,000   South Carolina State Capital Improvement
             Series B GO                                     (Aaa/AA+)    08/01/97     5.750      1,030,000
                                                                                                -----------
                                                                                                  3,011,176
                                                                                                -----------
             TOTAL MUNICIPAL BONDS (Cost $17,761,723)                                            17,797,696
                                                                                                -----------
MUNICIPAL NOTES (20.0%)
Florida (4.0%)
 1,000,000   Palm Beach County, Florida School District,
             TANS                                            (Nr/SP1+)    09/27/96     4.500      1,006,870
                                                                                                -----------

                            See Accompanying Notes to Financial Statements.
                                                                               5
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                             RATINGS'D'
   PAR                   SECURITY DESCRIPTION                (MOODY'S/S&P) MATURITY    RATE        VALUE
----------   ---------------------------------------------   ---------    ---------   ------    -----------
MUNICIPAL NOTES (cont'd)
New York (4.0%)
$1,000,000   Nassau County, New York Series B TANS           (Nr/SP1+)    04/15/96     4.500%   $ 1,003,710
                                                                                                -----------
Texas (12.0%)
 3,000,000   Texas State Series A TRANS                      (Mig1/SP1+)  08/30/96     4.750      3,024,270
                                                                                                -----------
             TOTAL MUNICIPAL NOTES (Cost $5,024,579)                                              5,034,850
                                                                                                -----------
ZERO COUPON BONDS (3.9%)
 1,000,000   Federal Home Loan Bank Discount Corp. (Cost
             $996,910)                                       (Aaa/AAA)    11/21/95      --          996,716
                                                                                                -----------

SHORT-TERM INVESTMENTS (7.7%)
$1,933,000   Repurchase agreement with State Street Bank & Trust Co.
             dated 10/31/95 at 5.83% to be repurchased at $1,933,313
             on 11/01/95. (Collateralized by $1,885,000 U.S. Treasury
             Note 7.25%, due 11/30/96, with a market value of
             $1,972,760.) (Cost $1,933,000)                                                       1,933,000
                                                                                                -----------
TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $25,716,212*)                                          25,762,262
LIABILITIES IN EXCESS OF OTHER ASSETS (2.2%)                                                       (556,454)
                                                                                                -----------
NET ASSETS (100.0%) (applicable to 2,360,787 Institutional Shares and 157,343 Gamma
  Shares)                                                                                       $25,205,808
                                                                                                -----------
                                                                                                -----------
NET ASSET VALUE, offering and redemption price per Institutional Share
($23,629,787[div]2,360,787)                                                                          $10.01
                                                                                                     ------
                                                                                                     ------

NET ASSET VALUE, offering and redemption price per Gamma Share
($1,576,021[div]157,343)                                                                             $10.02
                                                                                                     ------
                                                                                                     ------



             INVESTMENT ABBREVIATIONS

      FGIC = Financial Guaranty Insurance Company
        GO = General Obligation Bond
        RB = Revenue Bond
      TANS = Tax Anticipation Note
     TRANS = Tax and Revenue Anticipation Note

'D' Credit  ratings  given by  Moody's Investors  Service,  Inc. and  Standard &
    Poor's Ratings Group are unaudited.
* Also cost for Federal income tax purposes.

                            See Accompanying Notes to Financial Statements.
6
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                          $1,126,690
                                                                                                       ----------
EXPENSES:
     Investment advisory                                                                                  130,279
     Administrative services                                                                               73,687
     Audit                                                                                                 14,500
     Custodian                                                                                              9,483
     Distribution                                                                                           3,314
     Insurance                                                                                              2,525
     Legal                                                                                                 68,362
     Organizational                                                                                        38,470
     Printing                                                                                              13,733
     Registration                                                                                          40,812
     Transfer agent                                                                                        37,293
     Trustees                                                                                              16,750
     Miscellaneous                                                                                         10,432
                                                                                                       ----------
                                                                                                          459,640

     Less fees waived and expenses reimbursed                                                            (361,575)
                                                                                                       ----------

          Total expenses                                                                                   98,065
                                                                                                       ----------

               Net investment income                                                                    1,028,625
                                                                                                       ----------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

     Net realized gain from security transactions                                                          14,531

     Net change in unrealized depreciation from investments                                                77,767
                                                                                                       ----------

               Net realized and unrealized gain from investments                                           92,298
                                                                                                       ----------

               Net increase in net assets resulting from operations                                    $1,120,923
                                                                                                       ----------
                                                                                                       ----------

                            See Accompanying Notes to Financial Statements.
                                                                               7
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              For the Period
                                                                       For the              September 30, 1994
                                                                      Year Ended       (Commencement of Operations)
                                                                   October 31, 1995      through October 31, 1994
                                                                   ----------------    ----------------------------

FROM OPERATIONS:

     Net investment income                                           $  1,028,625              $     46,514
     Net realized gain from security transactions                          14,531                         0
     Net change in unrealized appreciation (depreciation) from
       investments                                                         77,767                   (31,717)
                                                                     ------------              ------------

          Net increase in net assets resulting from operations          1,120,923                    14,797
                                                                     ------------              ------------

FROM DISTRIBUTIONS:

     Dividends from net investment income:
          Institutional Shares                                           (974,339)                  (45,742)
          Gamma Shares                                                    (54,286)                     (772)
                                                                     ------------              ------------
          Net decrease from distributions                              (1,028,625)                  (46,514)
                                                                     ------------              ------------

FROM CAPITAL SHARE TRANSACTIONS:

     Proceeds from sale of shares                                      28,990,869                24,203,350
     Reinvested dividends                                                 985,507                    45,766
     Net asset value of shares redeemed                               (25,681,265)               (3,500,000)
                                                                     ------------              ------------

          Net increase in net assets from capital share
            transactions                                                4,295,111                20,749,116
                                                                     ------------              ------------

          Net increase in net assets                                    4,387,409                20,717,399

NET ASSETS:

     Beginning of period                                               20,818,399                   101,000
                                                                     ------------              ------------

     End of period                                                   $ 25,205,808              $ 20,818,399
                                                                     ------------              ------------
                                                                     ------------              ------------

                            See Accompanying Notes to Financial Statements.
8
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                Institutional Shares                          Gamma Shares
                                       --------------------------------------    --------------------------------------
                                                           September 30, 1994                        September 30, 1994
                                                             (Commencement                             (Commencement
                                           For the           of Operations)          For the           of Operations)
                                          Year Ended            through             Year Ended            through
                                       October 31, 1995     October 31, 1994     October 31, 1995     October 31, 1994
                                       ----------------    ------------------    ----------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.98               $10.00               $10.00               $10.00
                                            ------               ------               ------               ------
  Income From Investment Operations:
     Net Investment Income                     .43                  .03                  .41                  .03
     Net Gain (Loss) on Securities
       (both realized and
       unrealized)                             .03                 (.02)                 .02                  .00
                                            ------               ------               ------               ------
          Total from Investment
            Operations                         .46                  .01                  .43                  .03
                                            ------               ------               ------               ------
     Less Distributions:
     Dividends from Net Investment
       Income                                 (.43)                (.03)                (.41)                (.03)
                                            ------               ------               ------               ------
NET ASSET VALUE, END OF PERIOD              $10.01               $ 9.98               $10.02               $10.00
                                            ------               ------               ------               ------
                                            ------               ------               ------               ------

Total Return                                  4.75%                1.72%*               4.38%                3.62%*
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)           $23,630              $20,614               $1,576                 $205
Ratios to average daily net assets:
     Operating expenses                        .40%                 .40%*                .65%                 .55%*
     Net investment income                    4.35%                5.15%*               4.10%                3.99%*
     Decrease reflected in above
       operating expense ratios due
       to waivers/reimbursements              1.53%                3.49%*               1.53%                4.74%*
Portfolio Turnover Rate                     270.06%              235.11%*             270.06%              235.11%*

* Annualized
                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1995 DIVIDENDS (Unaudited)
Dividends paid by the Fund taxable as ordinary income amounted to $.12 per share for both the Institutional and Gamma Shares.

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                               9
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Warburg Pincus Managed Bond Trust (the 'Trust') currently offers one investment fund, the Warburg Pincus Short-Term Tax-Advantaged Bond Fund (the 'Fund') which commenced operations on September 30, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's portfolio is designed to generate maximum income after the effect of Federal income taxes as a primary investment objective and capital appreciation as a secondary objective.

     The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange. The Fund's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for Federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Costs incurred by the Fund in connection with its organization have been deferred and are being amortized over a period of five years from the date the Fund commenced its operations.

     The Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

10
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

--------------------------------------------------------------------------------
WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as the Fund's investment adviser. The Fund pays Warburg an investment advisory fee calculated at an annual rate of .55% of the Fund's average daily net assets. For the year ended October 31, 1995, Warburg earned and voluntarily waived $130,279 in advisory fees and reimbursed the Fund for $206,296 in expenses.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as the Fund's co-administrators. For their administrative services, CFSI and PFPC each receive a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 1995, CFSI earned $23,687 in administrative services fees. For the year ended October 31, 1995, PFPC voluntarily waived $25,000 of its minimum annual fee of $50,000.

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, acts as distributor of the Fund's shares. For distribution services with respect to the Gamma Shares, the Fund pays CSI a fee calculated at an annual rate of .25% of the Gamma Shares' average daily net assets; no compensation is paid to CSI with respect to distribution of the Institutional Shares. For the year ended October 31, 1995, CSI earned $3,314 in distribution fees.

3. INVESTMENT IN SECURITIES

     The Fund's purchases and sales of investment securities for the year ended October 31, 1995 (excluding short-term investments and U.S. government obligations) were $50,712,883 and $45,572,365, respectively. Purchases and sales of U.S. government obligations were $8,026,406 and $9,004,375, respectively.

     At October 31, 1995, the net unrealized appreciation from investments of $46,050 was comprised of appreciation of $50,543 for those securities having an excess of value over cost, and depreciation of $4,493 for those securities having an excess of cost over value (based on cost for Federal income tax purposes).

4. CAPITAL SHARE TRANSACTIONS

     The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Currently, one series of shares has been authorized for sale to the public, which has two classes, Institutional Shares and Gamma Shares. The Trustees of the Fund may classify or reclassify any unissued shares into one or more additional classes. These shares are identical in all respects except that Gamma Shares bear the expense of payments made pursuant to a shareholder servicing and distribution plan adopted by the Fund in an amount not to exceed .25 of 1.00% (on an annualized basis) of the average daily net assets of the Gamma Shares.

                                                                              11
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

--------------------------------------------------------------------------------
WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

     Transactions in shares of the Fund were as follows:

                                                    Institutional Shares                        Gamma Shares
                                            -------------------------------------   -------------------------------------
                                                                 For the Period                          For the Period
                                                               September 30, 1994                      September 30, 1994
                                                                (Commencement of                        (Commencement of
                                              For the Year        Operations)         For the Year        Operations)
                                                 Ended              through              Ended              through
                                            October 31, 1995    October 31, 1994    October 31, 1995    October 31, 1994
                                            ----------------   ------------------   ----------------   ------------------

Shares sold                                      2,409,267           2,051,518            494,466             370,320
Shares issued to shareholders on
  reinvestment of dividends                         95,189               4,545              3,531                  40
Shares redeemed                                 (2,209,732)                  0           (361,114)           (350,000)
                                              ------------        ------------         ----------          ----------

Net increase in shares outstanding                 294,724           2,056,063            136,883              20,360
                                              ------------        ------------         ----------          ----------
                                              ------------        ------------         ----------          ----------

Proceeds from sale of shares                  $ 24,057,556        $ 20,500,150         $4,933,313          $3,703,200
Reinvested dividends                               950,259              45,361             35,248                 405
Net asset value of shares redeemed             (22,081,533)                  0         (3,599,732)         (3,500,000)
                                              ------------        ------------         ----------          ----------
Net increase from capital share
  transactions                                $  2,926,282        $ 20,545,511         $1,368,829          $  203,605
                                              ------------        ------------         ----------          ----------
                                              ------------        ------------         ----------          ----------

5. NET ASSETS

     Net assets at October 31, 1995, consisted of the following:

Capital contributed, net                                                                                  $25,145,227
Accumulated net realized gain from security
  transactions                                                                                                 14,531
Net unrealized appreciation from investments                                                                   46,050
                                                                                                          -----------

                                                                                                          $25,205,808
                                                                                                          -----------
                                                                                                          -----------

12
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

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WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of WARBURG PINCUS MANAGED BOND TRUST -- WARBURG PINCUS SHORT-TERM TAX-ADVANTAGED BOND FUND:

We have audited the accompanying statement of net assets of Warburg, Pincus Managed Bond Trust -- Warburg Pincus Short-Term Tax-Advantaged Bond Fund as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years (or period) in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Managed Bond Trust -- Warburg Pincus Short-Term Tax-Advantaged Bond Fund as of October 31, 1995, and the results of its operations, for the year then ended and the changes in its net assets, and its financial highlights for the two years (or period) in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
December 14, 1995

                                                                              13
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

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INVESTMENT ADVISER                           TRANSFER AGENT

Warburg, Pincus Counsellors, Inc             State Street Bank and Trust Company
466 Lexington Avenue                         225 Franklin Street
New York, New York 10017-3147                Boston, Massachusetts 02110


DISTRIBUTOR

Counsellors Securities Inc.
466 Lexington Avenue
New York, New York 10017-3147


--------------------------------------------------------------------------------

WARBURG PINCUS FUNDS
P.O. BOX 9030
BOSTON, MASSACHUSETTS 02205-9030

SHAREHOLDER SERVICES
1-800-888-6878

PROSPECTUSES
1-800-257-5614

                                     [LOGO]


                                 ANNUAL REPORT

                                OCTOBER 31, 1995

                    [ ] WARBURG PINCUS MANAGED
                        BOND TRUST --

                        WARBURG PINCUS SHORT-TERM
                        TAX-ADVANTAGED BOND FUND

                                                                    WPMGD-2-1095



                         STATEMENT OF DIFFERENCES

               The dagger symbol shall be expressed as 'D'
               The division sign shall be expressed as [div]